CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman ETF Trust (1933 Act File No. 333-261613; 1940 Act File No. 811-23761) (“Registrant”) hereby certifies (a) that the form of the prospectus that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman Small Value ETF, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 33 to the Registrant’s Registration Statement (“Amendment No. 33”); (b) that the form of the statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman Small Value ETF and Neuberger Berman Quality Select ETF, each a series of the Registrant, would not have differed from those contained in Amendment No. 33; and (c) that Amendment No. 33 was filed electronically.

Dated: May 2, 2025	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary